Other Non-current Liabilities - Summary of Other Non-current Liabilities (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Other non-current payables	¥ 193	¥ 291
Other Liabilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other current payables	98	94
Aircraft Sale And Leaseback Transaction [Member] | Additional Financing by Buyer Lessor [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other non-current payables	¥ 193	¥ 291